Property and Equipment (Detail) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 1,028,869	$ 449,357
Accumulated depreciation and amortization	(551,620)	(443,694)	(328,796)
Total property and equipment, net	506,958	585,175	120,561
Computer Equipment And Software
Property, Plant and Equipment [Line Items]
Total property and equipment		293,196	232,916
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Total property and equipment		427,088	12,884
Medical Office Equipment
Property, Plant and Equipment [Line Items]
Total property and equipment		30,181
Vehicles
Property, Plant and Equipment [Line Items]
Total property and equipment		23,342	24,342
Office Furniture and Equipment
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 255,062	$ 179,215